Consolidated Statements Of Earnings (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Interest income	$ 16	$ 17	$ 23
Discontinued operations, taxes	$ 0	$ 0	$ 30